Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	[2]	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ 20,742		$ (57,876)	[1]	$ 113,984
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense	231,043		236,144	[1],[3]	191,930
Container impairment	8,072		94,623	[1],[3]	35,345
Bad debt expense, net	477		21,166		5,028
Unrealized (gains) losses on interest rate swaps, collars and caps, net	(4,094)		(6,210)	[1],[3]	1,947
Amortization and write-off of unamortized deferred debt issuance costs and accretion of bond discount	20,814		9,704		7,887
Amortization of intangible assets	4,092		5,053	[1]	4,741
Gain on sale of containers, net	(26,210)		(6,761)		(3,454)
Share-based compensation expense	6,083		6,573		7,743
Decrease (increase) in:
Accounts receivable, net	(6,672)		(11,935)		(1,532)
Trading containers, net	(6,389)		468		1,842
Prepaid expenses and other current assets	1,463		1,902		(3,873)
Insurance receivable	8,670		(20,072)		(1,685)
Due from affiliates, net	(265)		(354)		(525)
Other assets	2,581		(1,088)		5,754
Increase (decrease) in:
Accounts payable	(5,193)		1,583		4,825
Accrued expenses	3,556		2,905		(5,108)
Deferred revenue and other liabilities	(265)		(290)		(318)
Due to owners, net	(7,001)		6,326		803
Long-term income tax payable	5		398		982
Deferred taxes, net	(534)		(4,365)		5,642
Total adjustments	230,233		335,770		257,974
Net cash provided by operating activities	250,975		277,894		371,958
Cash flows from investing activities:
Purchase of containers and fixed assets	(300,125)		(505,528)		(533,306)
Proceeds from sale of containers and fixed assets	135,299		126,560		129,452
Receipt of payments on direct financing and sales-type leases, net of income earned	66,846		90,343		98,227
Insurance proceeds received for unrecoverable containers	12,616		8,195
Net cash used in investing activities	(85,364)		(280,430)		(305,627)
Cash flows from financing activities:
Proceeds from debt	1,729,580		582,500		566,177
Principal payments on debt	(1,770,715)		(551,586)		(538,877)
Purchase of treasury shares					(9,149)
Debt issuance costs	(27,702)		(5,969)		(5,853)
Issuance of common shares upon exercise of share options	961				301
Net tax benefit from share-based compensation awards			(810)		(1,333)
Capital contributions from noncontrolling interest					1,850
Dividends paid to noncontrolling interests	(2,496)				(2,994)
Dividends paid to shareholders			(28,754)		(94,079)
Net cash used in financing activities	(70,372)		(4,619)		(83,957)
Effect of exchange rate changes	207		(233)		(240)
Net increase (decrease) in cash, cash equivalents and restricted cash	95,446		(7,388)		(17,866)
Cash, cash equivalents and restricted cash, beginning of the year	142,123	[2]	149,511		167,377
Cash, cash equivalents and restricted cash, end of the year	237,569		142,123		149,511	[2]
Cash paid during the year for:
Interest expense and realized losses on interest rate swaps, collars and caps, net	105,322		83,881		82,577
Net income taxes paid	925		1,503		941
Supplemental disclosures of noncash investing activities:
Increase (decrease) in accrued container purchases	119,097		(29,366)		(21,967)
Containers placed in direct financing and sales-type leases	9,378		$ 101,354		$ 77,294
Decrease in insurance receivable due to a decrease in estimated unrecoverable containers	$ 7,546

[1]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2016 and 2015 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods"), to reclassify debt balances in order to conform with the 2017 presentation and for the adoption of Accounting Standards Update No. 2016-15, Statement of Cash Flows (Topic230): Classification of Certain Cash Receipts and Cash Payments and Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash.
[3]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).